Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands		Preferred shares	Ordinary shares	Additional paid-in capital	Receivables on account of shares	Accumulated deficit	Total
Balance at Dec. 31, 2022		$ 248		$ 2,021		$ (2,921)	$ (900)
Balance (in Shares) at Dec. 31, 2022	[1]	70	870
Issuance of shares (see Note 8a5)				506	(196)		310
Issuance of shares (see Note 8a5) (in Shares)	[1]		302
Conversion of convertible note into shares (see Note 8a4)				899			899
Conversion of convertible note into shares (see Note 8a4) (in Shares)	[1]		529
Share based payment				100			100
Net loss						(600)	(600)
Balance at Dec. 31, 2023		$ 248		3,526	(196)	(3,521)	(191)
Balance (in Shares) at Dec. 31, 2023	[1]	70	1,701
Issuance of shares (see Note 8a5)				70	196		266
Issuance of shares (see Note 8a5) (in Shares)	[1]		41
Reclassification of warrant liability to equity (see Note 10)				316			316
Conversion of preferred shares into ordinary shares (see note 7)		$ (248)		248			248
Conversion of preferred shares into ordinary shares (see note 7) (in Shares)	[1]	(70)	70
Issuance of shares and warrants under initial public offering, net (see note 1d)				2,916			2,916
Issuance of shares and warrants under initial public offering, net (see note 1d) (in Shares)	[1]		639
Conversion of convertible note into shares (see Note 8a4)				225			225
Conversion of convertible note into shares (see Note 8a4) (in Shares)	[1]		132
Issuance of shares in connection with patent license agreement (see Note 8a6)				3,000			3,000
Issuance of shares in connection with patent license agreement (see Note 8a6) (in Shares)	[1]		213
Share based payment				51			51
Net loss						(1,545)	(1,545)
Balance at Dec. 31, 2024				10,352		(5,066)	5,286
Balance (in Shares) at Dec. 31, 2024	[1]		2,796
Share based payment				1,310			1,310
Share based payment (in Shares)	[1]		43,333
Issuance of shares, warrants and pre-funded warrants, net (see Note 8)				6,489			6,489
Issuance of shares, warrants and pre-funded warrants, net (see Note 8) (in Shares)	[1]		554,234
Exercise of warrants and pre-funded warrants (see Note 8)				11,244			11,244
Exercise of warrants and pre-funded warrants (see Note 8) (in Shares)	[1]		993,869
Issuance of shares (RSU)
Issuance of shares (RSU) (in Shares)	[1]		14,034
Net loss						(3,335)	(3,335)
Balance at Dec. 31, 2025				$ 29,395		$ (8,401)	$ 20,994
Balance (in Shares) at Dec. 31, 2025	[1]		1,608,266

[1]	After giving effect to the share splits and the reverse share splits, see also note 8.